10-K Significant accounting policies - Schedule of estimated useful life of property, plant and equipment (Details)	Mar. 31, 2026	Dec. 31, 2025
Building and improvements | Minimum
Property, plant and equipment, net
Estimated useful lives	10 years	10 years
Building and improvements | Maximum
Property, plant and equipment, net
Estimated useful lives	39 years	39 years
Furniture and fixtures | Minimum
Property, plant and equipment, net
Estimated useful lives	3 years	3 years
Furniture and fixtures | Maximum
Property, plant and equipment, net
Estimated useful lives	5 years	5 years
Machinery and equipment | Minimum
Property, plant and equipment, net
Estimated useful lives	3 years	3 years
Machinery and equipment | Maximum
Property, plant and equipment, net
Estimated useful lives	7 years	7 years
Information technology | Minimum
Property, plant and equipment, net
Estimated useful lives	3 years	3 years
Information technology | Maximum
Property, plant and equipment, net
Estimated useful lives	7 years	7 years